2. Summary of Significant Accounting Policies (Details - Inventory) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Raw materials and supplies		$ 1,836	$ 0
Finished products		186,881	0
Total inventory	$ 154,117	$ 188,717	$ 0